Revenue - Summary of changes in current and non-current deferred revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period	€ 71,209,000
Current and non-current deferred income at end of period	64,739,000	€ 71,209,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period	71,209,000	18,262,000
Foreign currency translation effects	44,000	(50,000)
Current and non-current deferred income at end of period	64,739,000	71,209,000
Eli Lilly and Company | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable		56,412,000
Revenue recognition	(5,996,000)	(2,646,000)
Eli Lilly and Company | Other R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable		273,000
Revenue recognition		(270,000)
Eli Lilly and Company | Equity consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable		451,000
Revenue recognition	€ (518,000)	(321,000)
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current and non-current deferred income at beginning of period		73,000
Foreign currency translation effects		28,000
Yarrow Biotechnology, Inc | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition		(191,000)
Yarrow Biotechnology, Inc | Other R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Received or receivable		256,000
Revenue recognition		(118,000)
Yarrow Biotechnology, Inc | Equity consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition		€ (48,000)